Series H and Series I Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended										1 Months Ended						1 Months Ended					1 Months Ended				1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 25, 2012	May 25, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2013 September 2012 Warrant [Member]	Dec. 31, 2012 September 2012 Warrant [Member]	Dec. 31, 2012 Fair Market Value of Warrants [Member]	Sep. 25, 2012 Fair Market Value of Warrants [Member]	Sep. 30, 2013 Pegasus Commitment [Member]	Sep. 30, 2013 Pegasus Commitment [Member]	Dec. 31, 2012 Pegasus Commitment [Member]	Sep. 30, 2012 September 2012 Warrants [Member]	Sep. 30, 2013 September 2012 Warrants [Member]	Sep. 30, 2013 September 2012 Warrants [Member]	Dec. 31, 2012 September 2012 Warrants [Member]	Sep. 30, 2013 Riverwood Warrant [Member]	Sep. 30, 2012 Riverwood Warrant [Member]	Sep. 30, 2013 Riverwood Warrant [Member]	Sep. 30, 2012 Riverwood Warrant [Member]	Dec. 31, 2012 Riverwood Warrant [Member]	May 25, 2012 Riverwood Warrant [Member]	May 25, 2012 Wagner [Member]	May 25, 2012 Continental Company [Member]	May 25, 2012 Remaining holders [Member]	Dec. 31, 2012 Settlement of Repurchase Obligation [Member]	May 25, 2012 Settlement of Repurchase Obligation [Member]	May 25, 2012 One Year Anniversary [Member]	May 25, 2012 Two Year Anniversary [Member]	May 25, 2012 Three Year Anniversary [Member]	May 25, 2012 Scenario, Previously Reported [Member] Minimum [Member] Riverwood Warrant [Member]	Sep. 25, 2012 Portman [Member]	Sep. 25, 2012 Cleantech A [Member]	Sep. 25, 2012 Cleantech B [Member]	Sep. 30, 2013 RW LSG Management Holdings LLC [Member]	May 25, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 25, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 25, 2012 Series H Redeemable Convertible Preferred Stock [Member] September 2012 Warrant [Member]	May 25, 2012 Series H Redeemable Convertible Preferred Stock [Member] Remaining holders [Member]	May 25, 2012 Series H Redeemable Convertible Preferred Stock [Member] Rollover Offering [Member]	Dec. 31, 2012 Series H Redeemable Convertible Preferred Stock [Member] Scenario, Previously Reported [Member]	Sep. 25, 2012 Series H Redeemable Convertible Preferred Stock [Member] Cleantech A [Member]	Sep. 25, 2012 Series H Redeemable Convertible Preferred Stock [Member] Cleantech B [Member]	May 25, 2012 Series I Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series I Redeemable Convertible Preferred Stock [Member]	May 25, 2012 Series I Redeemable Convertible Preferred Stock [Member] Wagner [Member]	May 25, 2012 Series I Redeemable Convertible Preferred Stock [Member] Continental Company [Member]	May 25, 2012 Series I Redeemable Convertible Preferred Stock [Member] Remaining holders [Member]	May 25, 2012 Series I Redeemable Convertible Preferred Stock [Member] Rollover Offering [Member]	May 25, 2012 Holdings II [Member]	Dec. 31, 2012 Holdings II [Member]	May 25, 2012 PCA Holdings [Member]	Dec. 31, 2012 PCA Holdings [Member]
Class of Stock [Line Items]
Issuance of preferred stock																																			24,500				60,705	113,643	113,643	49,000		51,000			114,051	20,862	3,638	6,364	62,365	62,365	0
Shares purchased, per share value		$ 1,000	$ 0.001		$ 0.001		$ 0.001																																	$ 0.001	$ 0.001	$ 1,000	$ 0.001								$ 0.001	$ 0.001	$ 0.001
Gross proceeds	$ 49,000,000	$ 67,100,000
Conversion price per share	$ 1.18	$ 1.18
Fair market value of common stock		$ 1.50		$ 0.86
Deemed dividend																																							17,700,000											16,900,000
Additional paid-in capital		34,600,000	331,202,703		347,686,258		549,603,740																																			53,600,000
Deemed dividend per share		$ 0.32
Proceeds from selling stockholders in the offering minimum		100,000,000
Market capitalization of business		500,000,000
Number of times the liquidation amount multiplied																															1.50	1.75	2.00
Redemption value of Preferred Stock																																							66,200,000											47,700,000
Redemption value of preferred stock in additional paid-in capital		113,900,000
Change in redemption value			0		0
Percentage to purchase pro rata shares											95.00%
Warrant convertible conversion ratio												163.2653
Holders owning the right to purchase offered shares																																																											49,102		8,016,653
Right to purchase agreement of common stock		18,092,511																							18,092,511										4,000,000	3,406,041	593,959	5,427,751
Number of days available for redemption of shares					10 days				10 days	10 days
Shares of Preferred Stock converted																										6,500	5,000	8,250																															14,958		17,650
Converted preferred shares issued																																							4,346						4,346	4,346				50,001				6,649	5,176	4,281	50,001	15,575		18,314
Preferred equity issued																														80,000,000
Surrendering common stock																														3,750,000
Redeemable preferred stock																														15,000,000
Indemnification payment to continental																														16,200,000
Cash paid for indemnification payment																													10,200,000
Additional cash paid for indemnification payment																													6,000,000
Shares issued under indemnification payment																													6,000
Number of common shares			208,144,318		205,558,486		204,815,210																							2,505,000					4,000,000	3,406,041	593,959
Fair value of common stock surrendered																														3,800,000
Warrant was issued to Riverwood Management																				May 25, 2012		May 25, 2012
Exercise percent of warrants																									5.00%
Equity value of company			(378,804,561)		(304,497,378)	24,681,511	12,584,499	(34,249,404)																	523,900,000									500,000,000
Expiration date																						May 25, 2022		May 25, 2022
Change in fair value of warrants			1,320,753	2,713,876	8,503,480	(150,557,529)							320,000	240,000	240,000	0	320,000	240,000	240,000	(2,100,000)	2,400,000	1,300,000	2,700,000	8,500,000
Exercise price of common stock per share				$ 0.72	$ 0.72
Conversion price per share			$ 0.95
Initial conversion price per share			$ 1.18
Consolidated earnings before interest, taxes, depreciation and amortization			10,000,000
Increase in consolidated earnings before interest, taxes, depreciation and amortization			50,000,000
Deemed dividend			$ 14,400,000